Foreign Currency Amounts	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Foreign Currency Amounts
27	FOREIGN CURRENCY AMOUNTS
The following tables show the amounts of assets and liabilities in foreign currency as of December 31, 2022 and 2021:

		12/31/2022				12/31/2021
	Total parent company and local branches	Total per currency
Item		US dollar	Euro	Real	Other	Total
Assets
Cash and deposits in banks	210,633,760	209,280,210	906,888	39,623	407,039	237,705,445
Debt securities at fair value through profit or loss	177,936,106	177,936,106				2,403,624
Other financial assets	15,674,298	15,673,799	499			11,667,552
Loans and other financing	35,940,193	35,940,193				29,871,080
From the non-financial private sector and foreign residents	35,940,193	35,940,193				29,871,080
Other debt securities	53,834,855	53,834,855				65,977,832
Financial assets delivered as guarantee	4,897,889	4,886,503	11,386			4,474,038
Equity Instruments at fair value through profit or loss	159,400	159,400				136,351

Total assets	499,076,501	497,711,066	918,773	39,623	407,039	352,235,922

Liabilities
Deposits	171,020,993	170,830,412	190,581			188,175,885
Non-financial government sector	6,163,095	6,163,095				14,953,269
Financial sector	1,399,299	1,399,299				1,481,552
Non-financial private sector and foreign residents	163,458,599	163,268,018	190,581			171,741,064
Liabilities at fair value through profit or loss	526,027	526,027				246,045
Other financial liabilities	16,098,638	15,901,667	175,733		21,238	12,676,197
Financing from Central Bank and other financial Institutions	2,397,637	2,397,637				538,958
Issued corporate bonds	2,715,556	2,715,556
Subordinated corporate bonds	72,129,837	72,129,837				81,762,819
Other non-financial liabilities	54,067	54,067				78,773

Total liabilities	264,942,755	264,555,203	366,314		21,238	283,478,677